STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	9 Months Ended	12 Months Ended				2 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Sale of common stock, per share					$ 0.50
Issuance Of Common Stock and Warrants Price Per Share 1		$ 1.773	$ 1.50	$ 1.00
Shares Issued, Price Per Share	$ 0.80
Founders [Member]
Sale of common stock, per share						$ 0.0001
Private Placement [Member]
Shares Issued, Price Per Share	$ 0.80
Warrants 1.65
Issuance Of Common Stock and Warrants Price Per Share 1							$ 1.65	$ 1.65
Warrants 1.80
Issuance Of Common Stock and Warrants Price Per Share 1							$ 1.80
Warrants 2.00
Issuance Of Common Stock and Warrants Price Per Share 1								$ 2.00
Warrants 2.20
Issuance Of Common Stock and Warrants Price Per Share 1									$ 2.20
Warrants 1.50
Issuance Of Common Stock and Warrants Price Per Share 1		$ 1.50